UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 87.1%
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.5%
Fox Factory Holding Corp.	3,940	$151,099	*

Media - 2.4%
Lions Gate Entertainment Corp., Class A Shares	6,887	233,056	*
Lions Gate Entertainment Corp., Class B Shares	18,046	577,472	*
Turn Inc. (Escrow)	12,626	14,288	*(a)(b)(c)

Total Media		824,816

Specialty Retail - 6.4%
Advance Auto Parts Inc.	4,442	519,670
Carvana Co.	28,880	551,319	*
Ross Stores Inc.	13,223	1,089,443

Total Specialty Retail		2,160,432

TOTAL CONSUMER DISCRETIONARY		3,136,347

CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Blue Buffalo Pet Products Inc.	18,891	641,916	*

FINANCIALS - 3.5%
Capital Markets - 3.5%
Financial Engines Inc.	18,708	532,242
KKR & Co. LP	26,684	642,551

TOTAL FINANCIALS		1,174,793

HEALTH CARE - 12.5%
Biotechnology - 1.5%
Alexion Pharmaceuticals Inc.	4,375	522,025	*

Health Care Equipment & Supplies - 1.9%
Insulet Corp.	8,347	638,796	*

Health Care Providers & Services - 2.3%
Surgery Partners Inc.	50,045	778,200	*

Health Care Technology - 3.6%
athenahealth Inc.	5,579	699,105	*
Medidata Solutions Inc.	7,730	526,490	*

Total Health Care Technology		1,225,595

Life Sciences Tools & Services - 3.2%
Bio-Rad Laboratories Inc., Class A Shares	1,300	336,089	*
Syneos Health Inc.	18,990	728,266	*

Total Life Sciences Tools & Services		1,064,355

TOTAL HEALTH CARE		4,228,971

INDUSTRIALS - 7.8%
Building Products - 3.5%
Masonite International Corp.	7,108	495,783	*
Trex Co. Inc.	6,102	680,922	*

Total Building Products		1,176,705

Commercial Services & Supplies - 2.0%
Copart Inc.	15,606	687,757	*

Trading Companies & Distributors - 2.3%
H&E Equipment Services Inc.	19,237	757,553

TOTAL INDUSTRIALS		2,622,015

INFORMATION TECHNOLOGY - 47.9%
Communications Equipment - 0.9%
Casa Systems Inc.	15,958	304,638	*

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.2%
IPG Photonics Corp.	1,550	$390,522	*

Internet Software & Services - 23.9%
Akamai Technologies Inc.	7,589	508,387	*
Baidu Inc., ADR	2,298	567,422	*
Cargurus Inc.	6,810	228,135	*
comScore Inc.	15,936	360,950	*
Cornerstone OnDemand Inc.	20,052	824,739	*
MercadoLibre Inc.	2,398	928,266
MINDBODY Inc., Class A Shares	23,086	811,473	*
New Relic Inc.	12,994	776,132	*
Pandora Media Inc.	48,840	233,455	*
SendGrid Inc.	5,680	127,630	*
Shopify Inc., Class A Shares	6,485	829,561	*
Wix.com Ltd.	8,782	536,141	*
XO Group Inc.	31,762	606,654	*
Yext Inc.	38,278	461,250	*
Zillow Group Inc., Class C Shares	5,995	266,538	*

Total Internet Software & Services		8,066,733

IT Services - 2.2%
Visa Inc., Class A Shares	5,996	744,883

Software - 17.2%
Adobe Systems Inc.	3,330	665,201	*
Citrix Systems Inc.	6,684	620,008	*
FireEye Inc.	35,000	527,800	*
ForeScout Technologies Inc.	6,219	189,182	*
Fortinet Inc.	18,400	847,136	*
Imperva Inc.	7,278	318,413	*
Qualys Inc.	13,563	847,687	*
ServiceNow Inc.	6,577	979,118	*
Tableau Software Inc., Class A Shares	5,868	450,721	*
Varonis Systems Inc.	6,544	355,339	*

Total Software		5,800,605

Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc.	5,121	857,409

TOTAL INFORMATION TECHNOLOGY		16,164,790

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
SBA Communications Corp.	5,727	999,362	*

Real Estate Management & Development - 1.2%
CBRE Group Inc., Class A Shares	8,745	399,559	*

TOTAL REAL ESTATE		1,398,921

TOTAL COMMON STOCKS (Cost - $20,189,333)		29,367,753

INVESTMENTS IN UNDERLYING FUNDS - 3.3%
iShares Core S&P U.S. Value ETF (Cost - $1,027,050)	19,281	1,109,429

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
DocuSign Inc., Series F Shares (Cost - $113,012)		5,919	$124,950	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $21,329,395)			30,602,132

	RATE
SHORT-TERM INVESTMENTS - 10.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $3,426,618)	1.228%	3,426,618	3,426,618

TOTAL INVESTMENTS - 100.9% (Cost - $24,756,013)			34,028,750
Liabilities in Excess of Other Assets - (0.9)%			(312,542)

TOTAL NET ASSETS - 100.0%			$33,716,208

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is valued using significant unobservable inputs (See Note 1).

(c)	Restricted security (See Note 2).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (2.8)%
CONSUMER DISCRETIONARY - (1.5)%
Media - (1.5)%
Omnicom Group Inc.	(6,594)	$(505,430)

CONSUMER STAPLES - (1.3)%
Food Products - (1.3)%
McCormick & Co. Inc., Non Voting Shares	(3,946)	(429,207)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(896,131))		$(934,637)

‡	Percentages indicated are based on net assets.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$3,122,059	—	$14,288	$3,136,347
Other Common Stocks	26,231,406	—	—	26,231,406
Investments in Underlying Funds	1,109,429	—	—	1,109,429
Preferred Stocks	—	—	124,950	124,950

Total Long-Term Investments	30,462,894	—	139,238	30,602,132

Short-Term Investments†	3,426,618	—	—	3,426,618

Total Investments	$33,889,512	—	$139,238	$34,028,750

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†	$934,637	—	—	$934,637

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2018	Value per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	5,919	4/15	$113,012	$124,950	$21.11	0.37%
Turn Inc. (Escrow)	12,626	12/13	18,564	14,288	1.13	0.04

			$131,576	$139,238		0.41%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018